Qualitative and Quantitative Information on Financial Risks (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Aging of Trade Receivables
With regards to trade receivables, credit risk management is carried out by monitoring the reliability and solvency of customers, as well as through insurance agreements. The following table provides the aging of trade receivables:

(Euro thousands)	Not yet due	0-90 days overdue	90-180 days overdue	>180 days overdue	Total
Trade receivables, gross	136,648	21,957	5,018	3,380	167,003
Loss allowance	(1,575)	(696)	(992)	(3,380)	(6,643)

Total trade receivables at December 31, 2021	135,073	21,261	4,026	—	160,360
Trade receivables, gross	106,659	23,172	2,509	15,206	147,546
Loss allowance	(549)	(1,876)	(480)	(5,812)	(8,717)

Total trade receivables at December 31, 2020	106,110	21,296	2,029	9,394	138,829

Summary of Groups Financial Liabilities into Relevant Maturity Groupings
The following tables summarize the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities:

(Euro thousands)	Contractual cash flows
	Carrying amount at December 31, 2021	Within 1 year	Within 2 Years	Within 3 years	Beyond
Derivative financial instruments	14,138	14,138	—	—	—
Trade payables and customer advances	223,037	223,037	—	—	—
Borrowings	628,938	161,550	283,736	135,541	56,414
Lease liabilities	438,052	112,713	98,101	69,827	186,951
Other current and non-current financial liabilities	201,371	33,984	29,816	—	137,571

Total	1,505,536	545,422	411,653	205,368	380,936

(Euro thousands)		Contractual cash flows
	Carrying amount at December 31, 2020	Within 1 year	Within 2 Years	Within 3 years	Beyond
Derivative financial instruments	13,192	13,192	—	—	—
Trade payables and customer advances	188,342	188,342	—	—	—
Borrowings	664,751	106,029	107,500	281,250	169,972
Lease liabilities	407,687	102,092	82,489	67,137	187,771
Other non-current financial liabilities	220,968	—	25,976	71,924	123,068

Total	1,494,940	409,655	215,965	420,311	480,811

Summary of Potential Effects on Profit Before Tax of Hypothetical Change in Exchange Rates
The following table presents the potential effects on profit before tax of a hypothetical change of +/- 500 bps in year-end
exchange-rates, applied to the Group’s net balances of trade receivables and trade payables in for eign
currencies.

(Euro thousands)	At December 31, 2021			At December 31, 2020
	Trade receivables and trade payables in functional currency	+500 bps	-500 bps	Trade receivables and trade payables in functional currency	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	96,885	(4,614)	5,099	112,850	(5,374)	5,939
JPY	20,481	(975)	1,078	41,757	(1,988)	2,198
CNY	21,084	(1,004)	1,110	35,083	(1,671)	1,846
HKD	27,452	(1,307)	1,445	11,235	(535)	591
GBP	(5,974)	284	(314)	4,923	(234)	259
SGD	8,220	(391)	433	3,120	(149)	164
CHF	(18,158)	865	(956)	(16,552)	788	(871)

Total	149,990	(7,142)	7,895	192,416	(9,163)	10,126
The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in year-end
exchange-rates, applied to the Group’s hedged positions on the main currencies to which the G roup is
exposed.

(Euro thousands)	At December 31, 2021			At December 31, 2020
	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	81,725	3,892	(4,301)	119,214	5,677	(6,274)
JPY	20,692	985	(1,089)	45,658	2,174	(2,403)
CNY	11,464	546	(603)	20,318	968	(1,069)
GBP	(12,660)	(603)	666	16,464	784	(867)
HKD	28,054	1,336	(1,477)	9,460	450	(498)
CHF	—	—	—	6,295	(300)	331
SGD	8,158	388	(429)	3,083	147	(162)

Total	137,433	6,544	(7,233)	220,492	9,900	(10,942)
The following table presents the potential change in equity gross of tax of a hypothetical change of +/- 500 bps in year-end
exchange-rates, applied to the Group’s foreign currency hedging instruments on highly p robable
transactions.

(Euro thousands)	At December 31, 2021			At December 31, 2020
	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on hedge reserve			Impact on hedge reserve
USD	80,155	3,817	(4,219)	25,355	1,207	(1,334)
CHF	(4,792)	(228)	252	18,515	(882)	974
JPY	10,360	493	(545)	6,749	321	(355)
HKD	16,097	767	(847)	3,153	150	(166)
GBP	12,659	603	(666)	2,762	132	(145)
CNY	178,537	8,502	(9,397)	—	—	—
SGD	1,947	93	(102)	—	—	—

Total	294,963	14,047	(15,524)	56,534	928	(1,026)

The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in the USD/EUR year-end
exchange-rate, applied to the Thom Browne put option in USD on non-controlling
interests (recorded within other
non-current
financial liabilities).

(Euro thousands)	At December 31, 2021			At December 31, 2020
	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	(135,726)	(7,143)	6,463	(169,055)	(8,897)	8,050

Total	(135,726)	(7,143)	6,463	(169,055)	(8,897)	8,050

Summary of Sensitivity on Floating Rate Borrowings
The following table presents the sensitivity on floating rate borrowings not covered by interest rate swaps.

(Euro thousands, except percentages)
At December 31, 2021
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
10,000	0.115%	12	0.006%	1	0.224%	22
15,000	0.112%	17	0.004%	1	0.220%	33
18,750	0.284%	53	0.175%	33	0.393%	74
50,000	0.000%	—	0.000%	—	0.100%	50
10,000	0.186%	19	0.077%	8	0.295%	30
45,000	0.167%	75	0.060%	27	0.274%	123

148,750		175		69		332

*	The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).

(Euro thousands, except percentages)
At December 31, 2020
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
Non-current
80,000	0.349%	279	0.259%	207	0.439%	351
10,000	0.195%	20	0.097%	10	0.293%	30
45,000	0.238%	107	0.136%	61	0.340%	153
31,250	0.300%	94	0.194%	61	0.406%	127
10,000	0.184%	18	0.069%	7	0.299%	30

176,250		518		346		691
Current
17,500	0.183%	32	0.074%	13	0.292%	51

17,500		32		13		51

*	The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).